Loans (Performing And Nonperforming TDRs) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Total TDRs	$ 4,015	$ 1,973
Purchased Performing [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs	1,938	123
Purchased Impaired [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs	2,077	1,850
Commercial And Industrial [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs	2,971	1,439
Commercial And Industrial [Member] | Purchased Performing [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs	1,030
Commercial And Industrial [Member] | Purchased Impaired [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs	1,940	1,439
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs	925	411
Commercial Real Estate [Member] | Purchased Performing [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs	908
Commercial Real Estate [Member] | Purchased Impaired [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs	17	411
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs	119	123
Residential Real Estate [Member] | Purchased Performing [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs		123
Residential Real Estate [Member] | Purchased Impaired [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs	120
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs
Consumer [Member] | Purchased Performing [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs
Consumer [Member] | Purchased Impaired [Member]
Financing Receivable, Modifications [Line Items]
Total TDRs